Income Taxes - Other (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Unrecognized tax benefits			$ 0	$ 0
Interest and penalties related to income taxes	$ 0	$ 0	$ 0	$ 0